Rate Matters - East Companies (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) MW	Dec. 31, 2017 USD ($)
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress		$ 4,393,900,000	$ 4,120,700,000
Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress		490,200,000	483,000,000
Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress		465,300,000	460,200,000
Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress		432,100,000	$ 410,100,000
Virginia Legislation Affecting Biennial Reviews [Member]
Public Utilities, General Disclosures [Line Items]
Fuel Expenses Not to be Recovered		10,000,000
Reduction in Annual Base Rates		50,000,000
Energy Efficiency Programs to be Requested from The Virginia SCC Through July, 2028 (in $'s)		$ 140,000,000
Energy Efficiency Programs to be Requested from The Virginia SCC Through July, 2028 (in MW's) | MW		200
Percent of Excess Earnings Subject to Refund		70.00%
Basis Points Over Authorized Return on Equity Considered Excess Earnings		70.00%
Approved Return on Common Equity		9.42%
Virginia Legislation Affecting Biennial Reviews [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Fuel Expenses Not to be Recovered		$ 10,000,000
Reduction in Annual Base Rates		50,000,000
Energy Efficiency Programs to be Requested from The Virginia SCC Through July, 2028 (in $'s)		$ 140,000,000
Energy Efficiency Programs to be Requested from The Virginia SCC Through July, 2028 (in MW's) | MW		200
Percent of Excess Earnings Subject to Refund		70.00%
Basis Points Over Authorized Return on Equity Considered Excess Earnings		70.00%
Approved Return on Common Equity		9.42%
Virginia Staff Depreciation Study Request [Member]
Public Utilities, General Disclosures [Line Items]
Potential Increase to Total Annual Depreciation Rates		$ 21,000,000
Potential Increase to Annual Transmission Depreciation Rates		6,000,000
Virginia Staff Depreciation Study Request [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Potential Increase to Total Annual Depreciation Rates		21,000,000
Potential Increase to Annual Transmission Depreciation Rates		6,000,000
Virginia Tax Reform [Member]
Public Utilities, General Disclosures [Line Items]
Refund for Excess ADIT Not Subject to Rate Normalization Requirements to Offset Fuel		55,000,000
Reduction in Annual Base Rates due to Tax Reform		50,000,000
Refund Due to Tax Reform		7,000,000
Refund for Current Year Tax Reform Rate Change		39,000,000
Refund for Excess ADIT Associated with Certain Depreciable Property		7,000,000
Refund for Excess ADIT Not Subject to Rate Normalization Requirements		11,000,000
Staff Recommended Reduction in Annual Base Rates due to Tax Reform		69,000,000
Staff Recommended Refund for Current Year Tax Reform Rate Change		41,000,000
Staff Recommended Refund for Excess ADIT Associated with Certain Depreciable Property		9,000,000
Staff Recommended Refund for Excess ADIT Not Subject to Rate Normalization Requirements		19,000,000
Staff Recommended One Time Refund of Estimated Excess Taxes Collected		23,000,000
Virginia Tax Reform [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Refund for Excess ADIT Not Subject to Rate Normalization Requirements to Offset Fuel		55,000,000
Reduction in Annual Base Rates due to Tax Reform		50,000,000
Refund Due to Tax Reform		7,000,000
Refund for Current Year Tax Reform Rate Change		39,000,000
Refund for Excess ADIT Associated with Certain Depreciable Property		7,000,000
Refund for Excess ADIT Not Subject to Rate Normalization Requirements		11,000,000
Staff Recommended Reduction in Annual Base Rates due to Tax Reform		69,000,000
Staff Recommended Refund for Current Year Tax Reform Rate Change		41,000,000
Staff Recommended Refund for Excess ADIT Associated with Certain Depreciable Property		9,000,000
Staff Recommended Refund for Excess ADIT Not Subject to Rate Normalization Requirements		19,000,000
Staff Recommended One Time Refund of Estimated Excess Taxes Collected		23,000,000
2018 West Virginia Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		115,000,000
Refund for Excess ADIT Not Subject to Rate Normalization Requirements		$ 24,000,000
Requested Return on Common Equity		10.22%
Settled Amount of Increase Related to Annual Depreciation Rates		$ 18,000,000
Regulatory Assets Used to Offset Tax Savings and Excess ADIT Due to Tax Reform		14,000,000
Amount Of Increased Depreciation Expense Requested		32,000,000
Adjusted Annual Increase Request due to Tax Reform		95,000,000
Setlled Annual Increase		$ 44,000,000
Settled Return on Common Equity		9.75%
2018 West Virginia Base Rate Case [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		$ 98,000,000
Refund for Excess ADIT Not Subject to Rate Normalization Requirements		$ 19,000,000
Requested Return on Common Equity		10.22%
Settled Amount of Increase Related to Annual Depreciation Rates		$ 14,000,000
Regulatory Assets Used to Offset Tax Savings and Excess ADIT Due to Tax Reform		12,000,000
Amount Of Increased Depreciation Expense Requested		28,000,000
Adjusted Annual Increase Request due to Tax Reform		80,000,000
Setlled Annual Increase		$ 36,000,000
Settled Return on Common Equity		9.75%
West Virginia Tax Reform [Member]
Public Utilities, General Disclosures [Line Items]
Refund for Current Year Tax Reform Rate Change		$ 63,000,000
Regulatory Assets Used to Offset Tax Savings and Excess ADIT Due to Tax Reform		139,000,000
West Virginia Tax Reform [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Refund for Current Year Tax Reform Rate Change		51,000,000
Regulatory Assets Used to Offset Tax Savings and Excess ADIT Due to Tax Reform		125,000,000
2017 Indiana Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		$ 263,000,000
Requested Return on Common Equity		10.60%
Setlled Annual Increase		$ 97,000,000
Settled Return on Common Equity		9.95%
2017 Indiana Base Rate Case [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		$ 263,000,000
Requested Return on Common Equity		10.60%
Setlled Annual Increase		$ 97,000,000
Settled Return on Common Equity		9.95%
2017 Michigan Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		$ 52,000,000
Requested Return on Common Equity		10.60%
Approved Annual Revenue Increase		$ 50,000,000
Approved Return on Common Equity		9.90%
ALJ Recommended Annual Increase		$ 49,000,000
ALJ Recommended Return on Common Equity		9.80%
Reduced Capacity Charge Pretax Loss		$ 9,000,000
Alternate Supplier Cap		10.00%
Cost of New Entry Value		$ 289
2017 Michigan Base Rate Case [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		$ 52,000,000
Requested Return on Common Equity		10.60%
Approved Annual Revenue Increase		$ 50,000,000
Approved Return on Common Equity		9.90%
ALJ Recommended Annual Increase		$ 49,000,000
ALJ Recommended Return on Common Equity		9.80%
Reduced Capacity Charge Pretax Loss		$ 9,000,000
Alternate Supplier Cap		10.00%
Cost of New Entry Value		$ 289
Michigan Tax Reform [Member]
Public Utilities, General Disclosures [Line Items]
Refund Due to Tax Reform		9,000,000
Refund for Current Year Tax Reform Rate Change		3,000,000
Refund for Excess ADIT Associated with Certain Depreciable Property		68,000,000
Refund for Excess ADIT Not Subject to Rate Normalization Requirements		37,000,000
Michigan Tax Reform [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Refund Due to Tax Reform		9,000,000
Refund for Current Year Tax Reform Rate Change		3,000,000
Refund for Excess ADIT Associated with Certain Depreciable Property		68,000,000
Refund for Excess ADIT Not Subject to Rate Normalization Requirements		37,000,000
Rockport Plant, Unit 2 Selective Catalytic Reduction [Member]
Public Utilities, General Disclosures [Line Items]
Approved Capital Costs		274,000,000
Projected Capital Costs		274,000,000
Rockport Plant, Unit 2 Selective Catalytic Reduction [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Approved Capital Costs		274,000,000
Projected Capital Costs		274,000,000
2017 Kentucky Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
KPSC Order Annual Revenue Increase		$ 12,000,000
KPSC Order Return on Common Equity		9.70%
KPSC Order Annual Revenue Reduction due to Tax Reform		$ 14,000,000
KPSC Order Deferral of Rockport Plant Unit Power Agreement Expenses		$ 50,000,000
Recovery/Return of certain PJM OATT Expenses Above/Below Corresponding Level Recovered in Rates		80.00%
KPCo Request for Additional Revenue Increase		$ 765,000
Kentucky Tax Reform [Member]
Public Utilities, General Disclosures [Line Items]
Refund for Excess ADIT Associated with Certain Depreciable Property		82,000,000
Refund for Excess ADIT Not Subject to Rate Normalization Requirements		$ 93,000,000
Ohio Electric Security Plan Filing [Member]
Public Utilities, General Disclosures [Line Items]
Solar Energy Projects to be Developed and Implemented by 2021 as Proposed in Stipulation Agreement (in MWs) | MW		400
Wind Energy Projects to be Developed and Implemented by 2021 as Proposed in Stipulation Agreement (in MWs) | MW		500
Percentage of Output to be Received from Solar and Wind Projects as Proposed in Stipulation Agreement		100.00%
Maximum Ownership Percentage of Solar and Wind Projects as Proposed in Stipulation Agreement		50.00%
PUCO Approved Reduced Customer Credits		$ 15,000,000
Return on Common Equity Proposed in the Amended ESP Filing		10.00%
Ohio Electric Security Plan Filing [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Solar Energy Projects to be Developed and Implemented by 2021 as Proposed in Stipulation Agreement (in MWs) | MW		400
Wind Energy Projects to be Developed and Implemented by 2021 as Proposed in Stipulation Agreement (in MWs) | MW		500
Percentage of Output to be Received from Solar and Wind Projects as Proposed in Stipulation Agreement		100.00%
Maximum Ownership Percentage of Solar and Wind Projects as Proposed in Stipulation Agreement		50.00%
PUCO Approved Reduced Customer Credits		$ 15,000,000
Return on Common Equity Proposed in the Amended ESP Filing		10.00%
2016 SEET Filing [Member]
Public Utilities, General Disclosures [Line Items]
Provision for Refund		$ 58,000,000
Intervenor Recommended Refund to Customers		53,000,000
2016 SEET Filing [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Provision for Refund		58,000,000
Intervenor Recommended Refund to Customers		53,000,000
Ohio Tax Reform [Member]
Public Utilities, General Disclosures [Line Items]
Refund Due to Tax Reform		20,000,000
Refund for Excess ADIT Associated with Certain Depreciable Property		278,000,000
Refund for Excess ADIT Not Subject to Rate Normalization Requirements		129,000,000
Regulatory Assets Used to Offset Tax Savings and Excess ADIT Due to Tax Reform		48,000,000
Ohio Tax Reform [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Refund Due to Tax Reform		20,000,000
Refund for Excess ADIT Associated with Certain Depreciable Property		278,000,000
Refund for Excess ADIT Not Subject to Rate Normalization Requirements		129,000,000
Regulatory Assets Used to Offset Tax Savings and Excess ADIT Due to Tax Reform		48,000,000
PJM Transmission Rates [Member]
Public Utilities, General Disclosures [Line Items]
Amount of RTEP Refunds Recorded to Customer Accounts Receivable		98,000,000
Amount of RTEP Refunds Recorded to Deferred Charges and Other Noncurrent Assets		$ 68,000,000
FERC Transmission Complaint [Member]
Public Utilities, General Disclosures [Line Items]
Approved Return on Common Equity		10.99%
Intervenor Recommended Return on Common Equity		8.32%
Return On Common Equity Per Settlement Agreement		9.85%
Return on Common Equity Inclusive of RTO Per Settlement Agreement		10.35%
RTO Incentive Adder Per Settlement Agreement		0.50%
One Time Refund to Customers Per Settlement Agreement		$ 50,000,000
Increased Cap on Equity Portion of the Capital Structure Per Settlement Agreement		55.00%
Original Cap on Equity Portion of the Capital Structure Prior to Settlement Agreement		50.00%
Second Intervenor Recommended Return on Common Equity		8.48%
Second Intervenor Recommended One Time Refund to Customers		$ 184,000,000
FERC Trial Staff Recommended Return on Common Equity		8.41%
FERC Trial Staff Recommended One Time Refund to Customers		$ 175,000,000
Subsequent Event [Member] | Virginia Tax Reform [Member]
Public Utilities, General Disclosures [Line Items]
Reduction in Refund for Current Year Tax Reform Rate Change	$ 1,000,000
Subsequent Event [Member] | Virginia Tax Reform [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Reduction in Refund for Current Year Tax Reform Rate Change	1,000,000
Subsequent Event [Member] | Michigan Tax Reform [Member]
Public Utilities, General Disclosures [Line Items]
Ordered Refund for Current Year Tax Reform Rate Change	5,000,000
Subsequent Event [Member] | Michigan Tax Reform [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Ordered Refund for Current Year Tax Reform Rate Change	$ 5,000,000
Minimum [Member] | Ohio Electric Security Plan Filing [Member]
Public Utilities, General Disclosures [Line Items]
Rate Caps Related to the Distribution Investment Rider Range		215,000,000
Minimum [Member] | Ohio Electric Security Plan Filing [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Rate Caps Related to the Distribution Investment Rider Range		215,000,000
Maximum [Member] | Ohio Electric Security Plan Filing [Member]
Public Utilities, General Disclosures [Line Items]
Rate Caps Related to the Distribution Investment Rider Range		290,000,000
Maximum [Member] | Ohio Electric Security Plan Filing [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Rate Caps Related to the Distribution Investment Rider Range		$ 290,000,000